Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND

A Portfolio of Federated Institutional Trust

INSTITUTIONAL SHARES (TICKER FIHBX)
CLASS R6 SHARES (TICKER FIHLX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2018

On May 16, 2019, the Board of Trustees of the Federated Institutional High Yield Bond Fund (the “Fund”) approved the following change:
•    Effective June 30, 2019, the 2% redemption fee will be eliminated.

Accordingly, effective as of June 30, 2019, all references to the redemption fee in the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are removed.

Federated Institutional High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND

A Portfolio of Federated Institutional Trust

INSTITUTIONAL SHARES (TICKER FIHBX)
CLASS R6 SHARES (TICKER FIHLX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2018

On May 16, 2019, the Board of Trustees of the Federated Institutional High Yield Bond Fund (the “Fund”) approved the following change:
•    Effective June 30, 2019, the 2% redemption fee will be eliminated.

Accordingly, effective as of June 30, 2019, all references to the redemption fee in the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are removed.